Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Wasatch Strategic Income Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	529
5 Years	rr_ExpenseExampleYear05	930
10 Years	rr_ExpenseExampleYear10	2,051
Annual Return 2007	rr_AnnualReturn2007	(2.02%)
Annual Return 2008	rr_AnnualReturn2008	(40.57%)
Annual Return 2009	rr_AnnualReturn2009	38.04%
Annual Return 2010	rr_AnnualReturn2010	19.87%
Annual Return 2011	rr_AnnualReturn2011	6.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.22%)
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Wasatch Strategic Income Fund | Investor Class shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Wasatch Strategic Income Fund | Investor Class shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.45%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Wasatch Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH STRATEGIC INCOME FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to capture current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund's most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund's Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in income producing securities.

Under normal market conditions, we will invest the Fund's assets in income-producing domestic and foreign securities, including equity securities (common stock, preferred stocks and securities convertible into common stock) and fixed income securities of companies of all market capitalizations. The Fund is not managed as a balanced portfolio. At times, one type of security may make up a substantial portion of the Fund, while other types may have minimal or no representation.

The Fund may invest its assets in securities issued by foreign companies in developed countries without limit. To a lesser extent, the Fund may invest in foreign companies in emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies.

In our search for such investments, we maintain the flexibility to invest in companies from a variety of industries. The Fund, however, does have a concentration in the financials sector — meaning that at least 25% of the Fund's total assets will be invested in securities of issuers in the group of industries in the financials sector. For both domestic and foreign securities, we define the group of industries comprising the financials sector to include, among others, Banks (Commercial Banks, Thrifts and Mortgage Finance), Diversified Financial Companies (Diversified Financial Services, Consumer Finance, Capital Markets), Finance Companies, Financial Data Processing Services and Systems, Finance Companies (Small Loan), Financial Information Services, Insurance Companies (Life, Multi-Line, Property-Casualty), Investment Management Companies, Real Estate Companies (Real Estate Investment Trusts (REITs), Real Estate Management and Development Companies), Rental and Leasing Services (Commercial), Savings and Loans, and Securities Brokerage and Services.

The Fund may invest a large percentage of its assets in a few sectors, including information technology and healthcare.

The Fund may invest in exchange-traded funds (ETFs).

The Fund may make short sales of securities, and may also use derivatives such as put and call options and futures contracts for hedging and non-hedging purposes. The Fund may write put and call options subject to applicable law and SEC guidelines.

In the selection of equity securities, we use "bottom up" fundamental analysis to identify individual companies with attractive, sustainable dividend yields or the potential for dividend growth. In certain situations, the Fund may acquire non-income producing securities if we believe the company has the potential to pay dividends in the future. Our analysis may include studying a company's financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

Characteristics we consider when investing in equity securities generally include:

•	Attractive, sustainable dividend yields or the potential for dividend growth.
•	Experienced top management.
•	Sustainable competitive advantage.
•	Stable demand for products and services.
•	Ability to capitalize on favorable long-term trends.

The Fund's investments in fixed income securities may include domestic and foreign corporate bonds with a variety of maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). At certain times the Fund may emphasize one particular maturity or credit quality. The Fund may invest in non-investment grade securities without limitation. The Fund may also invest in U.S. Treasury securities and the debt obligations of foreign governments.

Characteristics we consider when investing in fixed income securities generally include:

•	Rates of current income.
•	Credit quality of the issuer.
•	Maturity, duration and other characteristics of the obligation.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund's investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund's investments may decline in value even when the overall stock market is not in general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Smaller Company Stock Risk. Small and mid cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it will have increased exposure to the price movements of those sectors.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Derivatives Risk. The Fund may suffer a loss from its use of put and call options and futures contracts, which are forms of derivatives. Derivatives can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument, with the potential for unlimited losses on certain instruments. Derivatives may be difficult to value, may become illiquid, and may affect the timing and character of taxes payable by shareholders.

Short Sales Risk. The Fund may make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce a Fund's returns or increase volatility.

Investment Companies Risk. The Fund may invest in shares of other investment companies, including foreign and domestic registered and unregistered open-end funds, closed-end funds, and unit investment trusts and exchange-traded funds noted below. Investing in another investment company subjects the Fund to the same risks associated with investing in the securities held by the applicable investment company and the investment strategies employed by such funds (such as the use of leverage). In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment advisor of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. As a shareholder in an investment company, a fund will bear its ratable share of that investment company's expenses including advisory and administrative fees. Shareholders would therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Exchange-Traded Funds Risk (ETFs). ETFs are investment companies that are bought and sold on a securities exchange. Shares of ETFs are redeemable only in larger aggregations of a specified number of shares and generally on an in-kind basis. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. The risk of owning an ETF generally reflects the risks of the underlying securities held by the ETF and investment strategies employed by such ETF (such as the use of leverage). The market price may also fluctuate due to the supply and demand of the ETF's shares on the exchange upon which its shares are traded. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

REIT Risk. Investments in real estate investment trusts or "REITs" subject the Fund to risks associated with the direct ownership of real estate. The value of securities of REITs can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure and cash flow generated by the REIT and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer's credit status, and is generally higher for non-investment grade securities.

Interest Rate Risk. Interest rate risk is the risk that a debt security's value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.

Non-Investment Grade Securities Risk. Non-investment grade securities (also known as "junk bonds"), those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or decline in credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund's Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the Fund's best and worst quarterly performance of the Fund's Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund's performance over the time periods indicated to that of a broad based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund's website www.wasatchfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide information on how the Investor Class of the Fund has performed over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wasatchfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance, before and after taxes, of the Fund's Investor Class is not necessarily an indication of how these shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH STRATEGIC INCOME FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns

Best — 6/30/09	21.21%
Worst — 12/31/08	-28.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes .
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes .Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

Wasatch Strategic Income Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Wasatch Strategic Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%

[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 0.95% until at least January 31, 2013 (excluding interest, taxes, brokerage commissions, other investment related costs, dividend expense on short sales, and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund's most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.